INCOME TAX - Schedule of Cumulative Net Operating Losses Carried Forward (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	$ 23,284,768	$ 37,766
PRC Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	276,350	28,757
HK Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	$ 23,008,418	2,569
Singapore Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward		$ 6,440